Equity	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Equity
20.	Equity

20.1.	Share capital (net of share issuance costs)

As of June 30, 2019, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 common shares and 5,602,042,788 preferred shares, all of which are registered, book-entry shares with no par value.

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

As of June 30, 2019, the Company held treasury shares, of which 222,760 are common shares and 72,909 are preferred shares.

20.2.	Distributions to shareholders

On July 05, 2019, the Company paid anticipated remuneration to shareholders as interest on equity, in the total amount of US$ 327, corresponding to US$ 0.0251 per outstanding common and preferred share, based on the shareholder position on May 21, 2019. This distribution will be deducted from the Company’s distribution for 2019 and will be adjusted by the Selic rate from the date of the payment to the end of the fiscal year.

20.3.	Earnings per share

	Jan-Jun/2019			Jan-Jun/2018—Restated
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	3,354	2,527	5,881	2,818	2,121	4,939
Continuing operations	3,271	2,464	5,735	2,758	2,075	4,833
Discontinued operations	83	63	146	60	46	106
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,454,142	5,602,042,788	13,044,496,930
Basic and diluted earnings (losses) per share—in U.S. dollars	0.45	0.45	0.45	0.38	0.38	0.38
Continuing operations	0.44	0.44	0.44	0.37	0.37	0.37
Discontinued operations	0.01	0.01	0.01	0.01	0.01	0.01
Basic and diluted earnings (losses) per ADS equivalent—in U.S. dollars (*)	0.90	0.90	0.90	0.76	0.76	0.76
Continuing operations	0.88	0.88	0.88	0.74	0.74	0.74
Discontinued operations	0.02	0.02	0.02	0.02	0.02	0.02

(*)	Petrobras’ ADSs are equivalent to two shares.

	2Q-2019			2Q-2018—Restated
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	2,744	2,067	4,811	1,594	1,200	2,794
Continuing operations	2,713	2,043	4,756	1,564	1,178	2,742
Discontinued operations	31	24	55	30	22	52
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,454,142	5,602,042,788	13,044,496,930
Basic and diluted earnings (losses) per share—in U.S. dollars	0.37	0.37	0.37	0.22	0.22	0.22
Continuing operations	0.36	0.36	0.36	0.21	0.21	0.21
Discontinued operations	0.01	0.01	0.01	0.01	0.01	0.01
Basic and diluted earnings (losses) per ADS equivalent—in U.S. dollars(*)	0.74	0.74	0.74	0.44	0.44	0.44
Continuing operations	0.72	0.72	0.72	0.42	0.42	0.42
Discontinued operations	0.02	0.02	0.02	0.02	0.02	0.02